ISSUANCE OF DEBT SECURITIES	12 Months Ended
Dec. 31, 2020
ISSUANCE OF DEBT SECURITIES
ISSUANCE OF DEBT SECURITIES

24.    ISSUANCE OF DEBT SECURITIES

Banco Supervielle S.A.

Unsubordinated Debt Securities

Global Program for the Issuance of Medium-Term Securities for up to N/V USD 2,300,000 of Banco Supervielle S.A.

On September 22, 2016, the Shareholders' meeting No. 117, resolved to approve the creation of a Global Program for the Issuance of debt securities for up to a maximum outstanding amount of USD 800,000. The Program was authorized by the National Securities Commission through Resolution No. 18,376 dated November 24, 2016. On March 6, 2018, the Shareholders' meeting, resolved to approve the extension of the Program for up to a maximum outstanding amount of USD 2,300,000. The Program was authorized by the National Securities Commission through Resolution No. 19,470 dated April 16, 2018.

Frequent issuer regime registration CNV

On August 6, 2018, the Board of Directors resolved to request the National Securities Commission (the “CNV”) to register the Bank as a frequent issuer of negotiable obligations. Said request was authorized by the CNV through Resolution No. 19,958 dated December 27, 2018. The Bank is registered with the CNV as a frequent issuer of debt securities under No. 03. At the board meeting of the company on March 7, 2019, it was resolved to approve the Bank's ratification in the Frequent Issuer Regime and at the Board meeting on December 2, 2019 it was resolved to allocate the maximum amount of USD 300,000 corresponding to the Global Issuance Program of Negotiable Obligations for up to USD 2,300,000, with the bank in the process of reducing the maximum amount of said Program. The CNV approved said ratification through Resolution DI-2020-11-APN-GE #CNV dated February 11, 2020.

On June 12, 2020, the Board of Directors of Banco Supervielle SA, approved the issuance of a Class G Non-Subordinated Negotiable Obligation for an amount that will not exceed in its N/V USD 30,000,000 set within the Global Program of Debt Securities. It was also approved to modify the terms of said issuance, so that the Issue Amount is up to USD 50,000,000 and without prejudice to the fact that the Negotiable Obligations are denominated in USD dollars, they may be integrated and payments under them can be made in pesos. The bidding period ended on June 25, 2020.

As of December 31, 2020 and 2019, the amounts outstanding and the terms corresponding to outstanding unsubordinated negotiable obligations were as follows:

Class	Issue Date	Maturity Date	Annual Interest Rate	12/31/2020	12/31/2019
Banco Supervielle Class A	02/09/2017	08/09/2020	Badlar + Spread 4.5%	—	5,179,248
Banco Supervielle Class C	12/22/2017	12/22/2021	Badlar + Spread 4.25%	444,327	908,288
Banco Supervielle Class E	02/14/2018	02/14/2023	Badlar + Spread 4.05%	1,579,563	2,177,446
Banco Supervielle Class G	06/30/2020	06/30/2021	2% Annual Nominal	2,202,858	—
Micro Lending Class III	10/04/2017	10/05/2020	Badlar + Spread 7%	—	21,181
Total				4,226,748	8,286,163

The outstanding amount of the Class A Negotiable Obligations was reduced on October 17, 2018 by a nominal value in pesos of $ 618,030 and on January 23, 2019 by a nominal value in pesos of $ 254,925. Thus resulting in the total amount of circulation in pesos of $ 3,895,215.

Subordinated debt securities

Program for the issuance of Negotiable Obligations for up to N/V $ 750,000 (increased to N/V $ 2,000,000) of Banco Supervielle S.A.

As of March 25, 2013, the Bank’s Extraordinary General shareholders’ meeting, approved the creation of a Global Program for the issuance of debt securities for up to a maximum outstanding amount of $750,000. On April 15, 2016, the Ordinary and Extraordinary Shareholders' meeting approved the increase the maximum outstanding amount of the Program to $2,000,000 or its equivalent in foreign currency, passed by Resolution N° 18,224 from the National Securities Commission on September 22, 2016.

The following chart provides the main terms and conditions of issuances underway as of December 31, 2020 and 2019:

Issuance						Maturity		Book Value
date	Currency	Class	Amount	Amortization	Term	date	Rate	12/31/2020	12/31/2019
08/20/2013	U$S	III	22,500	100% at mat,	84 Months	08/20/20	7%	—	1,780,980
11/18/2014	U$S	IV	13,441	100% at mat,	84 Months	11/18/21	7%	1,140,469	1,105,048
Total								1,140,469	2,886,028